Report Of The Directors Financial Review Risk Report - Balance sheet of insurance manufacturing subsidiaries by type of contract (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of types of insurance contracts [line items]
Financial assets	$ 2,621,427	$ 2,471,203
Trading assets	254,271	238,130
Derivatives	242,995	207,825
Financial investments at amortised cost	436,959	404,111
Other financial assets	12,006	10,086
Total assets	2,715,152	2,558,124		$ 2,521,771
Liabilities under insurance contracts	93,847	84,824
Deferred tax	3,375	2,619
Other liabilities	18,844	20,218
Total liabilities	2,522,484	2,363,875
Total equity	192,668	194,249	$ 196,224	$ 197,871	$ 182,578
Total liabilities and equity	2,715,152	2,558,124
With DPF
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts	25,964	24,258
Unit-linked
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts	6,080	5,721
Other contracts
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts	61,803	54,845
Insurance Manufacturing Subsidiaries
Disclosure of types of insurance contracts [line items]
Financial assets	107,045	96,744
Trading assets	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	34,278	29,242
Derivatives	208	237
Financial investments at amortised cost	52,829	49,413
Financial investments at fair value through other comprehensive income	14,028	13,334
Other financial assets	5,702	4,518
Reinsurance assets	3,844	2,692
PVIF	8,945	7,149
Other assets and investment properties	3,310	3,360
Total assets	123,144	109,945
Liabilities under investment contracts designated at fair value	5,892	5,458
Liabilities under insurance contracts	97,439	87,330
Deferred tax	1,523	1,266
Other liabilities	4,410	3,659
Total liabilities	109,264	97,713
Total equity	13,879	12,232
Total liabilities and equity	123,143	109,945
Insurance Manufacturing Subsidiaries | Assets and liabilities related to insurance contracts | With DPF
Disclosure of types of insurance contracts [line items]
Financial assets	73,929	66,735
Trading assets	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	21,652	17,855
Derivatives	202	200
Financial investments at amortised cost	35,299	33,575
Financial investments at fair value through other comprehensive income	12,447	11,499
Other financial assets	4,329	3,606
Reinsurance assets	2,208	1,255
PVIF	0	0
Other assets and investment properties	2,495	2,670
Total assets	78,632	70,660
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	77,147	69,269
Deferred tax	197	179
Other liabilities	0	0
Total liabilities	77,344	69,448
Total equity	0	0
Total liabilities and equity	77,344	69,448
Insurance Manufacturing Subsidiaries | Assets and liabilities related to insurance contracts | Unit-linked
Disclosure of types of insurance contracts [line items]
Financial assets	7,333	7,337
Trading assets	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	7,119	7,099
Derivatives	(6)	0
Financial investments at amortised cost	18	70
Financial investments at fair value through other comprehensive income	0	0
Other financial assets	202	168
Reinsurance assets	72	69
PVIF	0	0
Other assets and investment properties	2	2
Total assets	7,407	7,408
Liabilities under investment contracts designated at fair value	2,011	1,574
Liabilities under insurance contracts	6,151	5,789
Deferred tax	23	21
Other liabilities	0	0
Total liabilities	8,185	7,384
Total equity	0	0
Total liabilities and equity	8,185	7,384
Insurance Manufacturing Subsidiaries | Assets and liabilities related to insurance contracts | Other contracts
Disclosure of types of insurance contracts [line items]
Financial assets	17,514	15,552
Trading assets	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	3,081	3,024
Derivatives	9	33
Financial investments at amortised cost	13,436	11,597
Financial investments at fair value through other comprehensive income	445	450
Other financial assets	543	448
Reinsurance assets	1,563	1,368
PVIF	0	0
Other assets and investment properties	211	235
Total assets	19,288	17,155
Liabilities under investment contracts designated at fair value	3,881	3,884
Liabilities under insurance contracts	14,141	12,272
Deferred tax	6	15
Other liabilities	0	0
Total liabilities	18,028	16,171
Total equity	0	0
Total liabilities and equity	18,028	16,171
Insurance Manufacturing Subsidiaries | Shareholder assets and liabilities
Disclosure of types of insurance contracts [line items]
Financial assets	8,269	7,120
Trading assets	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	2,426	1,264
Derivatives	3	4
Financial investments at amortised cost	4,076	4,171
Financial investments at fair value through other comprehensive income	1,136	1,385
Other financial assets	628	296
Reinsurance assets	1	0
PVIF	8,945	7,149
Other assets and investment properties	602	453
Total assets	17,817	14,722
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	0	0
Deferred tax	1,297	1,051
Other liabilities	4,410	3,659
Total liabilities	5,707	4,710
Total equity	13,879	12,232
Total liabilities and equity	$ 19,586	$ 16,942